SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—2.2%
U.S. Treasury Bill 0.000%, 10/3/19	$150	$150
U.S. Treasury Note
1.000%, 11/15/19	500	499
2.250%, 3/31/20	600	601
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,248)		1,250
MORTGAGE-BACKED SECURITIES—53.3%
Agency—44.0%
Federal National Mortgage Association
Pool #AM3442 1.750%, 5/1/20	600	598
Pool #465721 4.040%, 10/1/20	150	151
Pool #AN3539 (1 month LIBOR + 0.470%) 2.694%, 11/1/21(1)	944	945
2013-M5, ASQ4 1.919%, 1/25/22	56	56
Pool #AM8254 2.710%, 6/1/22	556	568
Pool #AN3414 (1 month LIBOR + 0.600%) 2.689%, 1/1/23(1)	945	940
Pool #AN9335 (1 month LIBOR + 0.200%) 2.289%, 5/1/23(1)	1,250	1,236
Pool #AN1582 (1 month LIBOR + 0.440%) 2.529%, 9/1/23(1)	1,000	1,001
Pool #BL0422 (1 month LIBOR + 0.370%) 2.459%, 11/1/23(1)	1,500	1,501
Pool #AN3845 (1 month LIBOR + 0.540%) 2.764%, 12/1/23(1)	2,562	2,558
Pool #AN4364 (1 month LIBOR + 0.590%) 2.679%, 1/1/24(1)	988	989
Pool #AN4300 (1 month LIBOR + 0.560%) 2.784%, 1/1/24(1)	2,936	2,931
2017-M5, FA (1 month LIBOR + 0.490%) 2.788%, 4/25/24(1)	239	240
FREMF Multifamily Aggregation Risk Transfer Trust 2017-KT01, A (1 month LIBOR + 0.320%) 2.357%, 2/25/20(1)	1,265	1,265
FRESB Mortgage Trust
2016-SB16, A5F
1.830%, 4/25/21(1)(2)	799	796
2016-SB21, A5F 1.810%, 9/25/21(1)	525	523
2015-SB5, A5 (1 month LIBOR + 2.110%) 2.110%, 9/25/35(1)	1,053	1,050
2015-SB7, A5 (1 month LIBOR + 2.370%) 2.370%, 9/25/35(1)	395	395
2016-SB16, A5H (1 month LIBOR + 2.130%) 2.130%, 5/25/36(1)	308	308
2016-SB23, A5H (1 month LIBOR + 1.980%) 1.980%, 9/25/36(1)	774	773
2016-SB23, A7H (1 month LIBOR + 2.200%) 2.200%, 9/25/36(1)	838	840
2018-SB50, A5H (1 month LIBOR + 3.000%) 3.000%, 4/25/38(1)	478	490
NCUA Guaranteed Notes Trust 2011-R2, 1A (1 month LIBOR + 0.400%) 2.457%, 2/6/20(1)	496	496

	Par Value	Value
Agency—continued
2010-R2, 2A (1 month LIBOR + 0.470%) 2.527%, 11/5/20(1)	$2,127	$2,130
Small Business Administration Pool #510273 (PRIME minus 2.500%) 3.000%, 11/25/28(1)	1,631	1,633

		24,413

Non-Agency—9.3%
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 2.750%, 3/15/37(1)(3)	1,000	997
Hawaii Hotel Trust 2019-MAUI, A (1 month LIBOR + 1.150%) 144A 3.178%, 5/15/38(1)(3)	680	681
SLIDE 2018-FUN, A (1 month LIBOR + 0.900%) 144A 2.928%, 6/15/31(1)(3)	973	972
VNDO Mortgage Trust
2013-PENN, A 144A 3.808%, 12/13/29(3)	125	127
2013-PENN, B 144A 4.079%, 12/13/29(1)(3)	830	842
WFRBS Commercial Mortgage Trust 2012-C8, AFL (1 month LIBOR + 1.000%) 144A 3.025%, 8/15/45(1)(3)	1,539	1,545

		5,164
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $29,548)		29,577
ASSET-BACKED SECURITIES—14.2%
Automobiles—5.2%
Fifth Third Auto Trust 2019-1, A1 2.576%, 5/15/20	85	85
Ford Credit Auto Lease Trust 2019-A, A1 2.664%, 3/15/20	141	141
Ford Credit Auto Owner Trust 2018-A, A2B (1 month LIBOR + 0.100%) 2.128%, 2/15/21(1)	114	114
Hyundai Auto Lease Securitization Trust 2018-A, A2B (1 month LIBOR + 0.200%) 144A 2.228%, 8/17/20(1)(3)	179	179
Mercedes-Benz Master Owner Trust 2018-BA, A (1 month LIBOR + 0.340%) 144A 2.368%, 5/15/23(1)(3)	990	990
Nissan Master Owner Trust Receivables 2017-C, A (1 month LIBOR + 0.320%) 2.348%, 10/17/22(1)	1,150	1,150
Securitized Term Auto Receivables Trust 2017-1A, A3 144A 1.890%, 8/25/20(3)	91	91
Toyota Auto Receivables Owner Trust 2018-A, A2B (1 month LIBOR + 0.070%) 2.098%, 10/15/20(1)	146	146

		2,896

Credit Card—8.5%
Cabela’s Credit Card Master Note Trust 2015-2, A1 2.250%, 7/17/23	1,207	1,209

See Notes to Schedule of Investments.

SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Credit Card—continued
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.853%, 5/15/28(1)	$1,253	$1,233
Master Credit Card Trust II 2017-1A, B 144A 2.560%, 7/21/21(3)	1,000	1,000
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(3)	400	405
World Financial Network Credit Card Master Trust 2016-C, M 1.980%, 8/15/23	852	852

		4,699

Student Loan—0.5%
NCUA Guaranteed Notes Trust 2010-A1, A (1 month LIBOR + 0.350%) 2.399%, 12/7/20(1)	291	291
TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,825)		7,886
CORPORATE BONDS AND NOTES—29.0%
Communication Services—1.3%
AT&T, Inc. (3 month LIBOR + 0.930%) 3.034%, 6/30/20(1)	700	704

Consumer Discretionary—4.0%
American Honda Finance Corp. (3 month LIBOR + 0.270%) 2.548%, 7/20/20(1)	600	601
BMW US Capital LLC (3 month LIBOR + 0.500%) 144A 2.676%, 8/13/21(1)(3)	900	902
Daimler Finance North America LLC (3 month LIBOR + 0.450%) 144A 2.600%, 2/22/21(1)(3)	730	730

		2,233

Energy—1.2%
Phillips 66 (3 month LIBOR + 0.600%) 2.732%, 2/26/21(1)	665	665

Financials—18.8%
American Express Co. (3 month LIBOR + 0.525%) 2.649%, 5/17/21(1)	700	702
Bank of Montreal (3 month LIBOR + 0.460%) 2.763%, 4/13/21(1)	580	582
BP Capital Markets plc 2.315%, 2/13/20	700	701
Citigroup, Inc. 2.650%, 10/26/20	679	683
Cooperatieve Rabobank UA (3 month LIBOR + 0.430%) 2.697%, 4/26/21(1)	440	442
Diageo Capital plc (3 month LIBOR + 0.240%) 2.364%, 5/18/20(1)	585	585
John Deere Capital Corp. (3 month LIBOR + 0.400%) 2.502%, 6/7/21(1)	840	842
JPMorgan Chase & Co. (3 month LIBOR + 1.205%) 3.461%, 10/29/20(1)	400	404
JPMorgan Chase Bank NA (3 month LIBOR + 0.340%) 2.607%, 4/26/21(1)	600	600

	Par Value	Value
Financials—continued
Lloyds Bank plc (3 month LIBOR + 0.490%) 2.699%, 5/7/21(1)	$450	$450
Metropolitan Life Global Funding I (SOFRRATE + 0.570%) 144A 2.390%, 9/7/20(1)(3)	870	872
Morgan Stanley (3 month LIBOR + 0.550%) 2.731%, 2/10/21(1)	590	590
New York Life Global Funding (3 month LIBOR + 0.320%) 144A 2.559%, 8/6/21(1)(3)	440	441
SunTrust Bank (3 month LIBOR + 0.530%) 2.786%, 1/31/20(1)	737	738
Toyota Motor Credit Corp. (3 month LIBOR + 0.280%) 2.583%, 4/13/21(1)	590	591
US Bank NA (3 month LIBOR + 0.320%) 2.587%, 4/26/21(1)	580	581
Wells Fargo Bank NA (3 month LIBOR + 0.380%) 2.532%, 5/21/21(1)	650	650

		10,454

Health Care—2.6%
Bristol-Myers Squibb Co. (3 month LIBOR + 0.200%) 144A 2.368%, 11/16/20(1)(3)	600	600
GlaxoSmithKline Capital plc (3 month LIBOR + 0.350%) 2.525%, 5/14/21(1)	840	841

		1,441

Materials—1.1%
Newmont Goldcorp Corp. 5.125%, 10/1/19	600	600
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $16,082)		16,097
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $54,703)		54,810
	Shares
SHORT-TERM INVESTMENT—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(4)	872,684	873
TOTAL SHORT-TERM INVESTMENT (Identified Cost $873)		873
TOTAL INVESTMENTS—100.3% (Identified Cost $55,576)		$55,683
Other assets and liabilities, net—(0.3)%		(187)

NET ASSETS—100.0%		$55,496

Abbreviations:
LIBOR London Interbank Offered Rate
LLC Limited Liability Company

See Notes to Schedule of Investments.

SEIX ULTRA-SHORT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

Footnote Legend:

(1)  Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)  The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $11,374 or 20.5% of net assets.

(4)  Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
United Kingdom	4
Canada	4
Netherlands	1
Total Investments	100%
† % of total investments as of September 30, 2019.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$7,886	$—	$7,886	$—
Corporate Bonds and Notes	16,097	—	16,097	—
Mortgage-Backed Securities	29,577	—	28,781	796
U.S. Government Securities	1,250	—	1,250	—
Money Market Mutual Fund	873	873	—	—

Total Investments	$55,683	$873	$54,014	$796

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Mortgage-Backed Securities
Investments in Securities
Balance as of December 31, 2018:	$—	$—
Accrued discount/(premium)	—(b)	—(b)
Change in unrealized appreciation (depreciation)(a)	—(b)	—(b)
Purchases	797	797
Paydowns	(1)	(1)

Balance as of September 30, 2019	$796	$796

(a)	The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $—(b).

(b)	Amount is less than $500.

See Notes to Schedule of Investments.

SEIX ULTRA-SHORT BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

4